Staff costs - Schedule of options activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 people shares Argentian_peso / € € / £ contract £ / shares	Dec. 31, 2022 shares people Argentian_peso / € € / £ £ / shares	Dec. 31, 2021 shares € / £ people £ / shares
Share-based payment arrangement
Exchange rate | Argentian_peso / €	893.63	189.12
Santander UK plc
Share-based payment arrangement
Exchange rate | € / £	1.1525	1.1277	1.1904
Santander UK plc | Sharesave plan
Share-based payment arrangement
Number of shares outstanding, beginning of period	29,988	25,936	21,162
Options granted (in shares)	7,175	13,068	9,414
Options exercised (in shares)	(5,980)	(242)	(48)
Options cancelled (net) or not exercised (in shares)	(4,044)	(8,774)	(4,592)
Number of share options outstanding, end of period	27,139	29,988	25,936
Options granted (in GBP per share) | £ / shares	£ 2.78	£ 1.89	£ 2.43
Options exercised (in GBP per share) | £ / shares	1.7	1.69	1.86
Options cancelled (net) or not exercised (in GBP per share) | £ / shares	£ 2.53	£ 2.59	£ 2.95
Number of persons | people	4,752	4,362	4,142
Minimum number of accounts/contracts per employee | contract	1